Cash and cash equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents		Note 7. Cash and cash equivalents Cash consists of deposits held at major banks.	Note 7. Cash and cash equivalents Cash consists of deposits held at major banks.
SEALS Corp
Cash and cash equivalents	8. Cash and cash equivalents Cash consists of deposits held at major banks.